UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2017 (Unaudited)

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 58.1%
U.S. Government Sponsored Agencies 50.0%
Federal Farm Credit Bank:
0.75% *, 10/5/2017	35,000,000	34,953,236
1.047% **, 3/2/2018	24,000,000	24,000,000
1.112% **, 7/23/2018	25,000,000	24,998,967
1.117% **, 8/20/2018	20,000,000	20,053,428
1.137% **, 10/22/2018	40,000,000	39,997,871
1.154% **, 1/9/2019	25,000,000	25,000,000
1.163% **, 7/20/2018	45,000,000	45,000,000
1.263% **, 8/27/2018	20,000,000	19,998,331
1.264% **, 1/10/2019	22,250,000	22,272,711
1.339% **, 9/21/2017	15,000,000	15,000,000
1.348% **, 6/20/2018	10,000,000	10,000,000
1.377% **, 2/23/2018	38,000,000	37,995,661
1.394% **, 3/8/2018	50,000,000	49,998,451
1.464% **, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
0.684% *, 8/25/2017	35,000,000	34,984,250
0.71% *, 9/18/2017	5,000,000	4,995,333
0.928% *, 8/4/2017	50,000,000	49,996,188
0.953% *, 10/31/2017	15,000,000	14,964,358
0.963% *, 8/23/2017	75,000,000	74,956,458
0.964% **, 1/17/2018	22,000,000	22,000,000
0.968% *, 10/13/2017	36,000,000	35,930,285
0.968% *, 10/20/2017	28,000,000	27,940,578
0.994% **, 8/14/2017	45,000,000	45,000,000
0.997% **, 8/22/2017	35,000,000	34,999,814
1.004% *, 10/20/2017	20,000,000	19,956,000
1.042% **, 5/30/2018	37,000,000	37,000,000
1.047% **, 2/2/2018	25,000,000	25,000,000
1.047% **, 3/19/2018	7,000,000	7,000,000
1.049% *, 9/15/2017	14,000,000	13,981,888
1.053% *, 11/17/2017	40,000,000	39,875,320
1.057% **, 2/1/2018	25,000,000	25,000,000
1.057% **, 2/1/2018	88,000,000	88,000,000
1.063% **, 1/26/2018	50,000,000	49,998,994
1.064% **, 2/8/2018	75,000,000	74,997,916
1.064% **, 2/8/2018	15,000,000	15,000,000
1.073% *, 10/18/2017	33,000,000	32,924,353
1.085% *, 11/16/2017	10,000,000	9,968,197
1.095% *, 10/27/2017	12,000,000	11,968,680
1.095% *, 11/6/2017	12,500,000	12,463,625
1.103% **, 8/20/2018	28,000,000	28,000,000
1.125% *, 11/22/2017	15,000,000	14,947,738
1.156% *, 1/24/2018	21,000,000	20,882,960
1.199% **, 3/8/2018	34,000,000	34,000,000
1.213% **, 9/11/2017	20,000,000	20,005,130
1.216% **, 8/18/2017	40,000,000	39,997,282
1.244% **, 10/25/2017	12,000,000	12,000,000
1.267% **, 8/3/2017	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.:
0.7% *, 10/2/2017	33,500,000	33,460,191
0.821% *, 8/24/2017	12,000,000	11,993,790
0.862% *, 8/24/2017	68,500,000	68,462,800
0.905% **, 8/10/2018	20,000,000	20,000,000
0.913% *, 9/15/2017	7,500,000	7,491,563
0.937% **, 12/22/2017	28,250,000	28,250,000
0.972% **, 2/22/2018	50,000,000	50,000,000
1.004% *, 10/10/2017	32,000,000	31,938,400
1.014% *, 10/23/2017	55,000,000	54,873,194
1.029% *, 11/2/2017	5,000,000	4,986,890
1.036% **, 11/16/2017	65,000,000	65,000,000
1.054% **, 10/10/2018	28,500,000	28,500,000
1.063% **, 7/24/2018	15,000,000	15,000,000
1.068% **, 7/19/2018	40,000,000	40,000,000
1.2% **, 12/21/2017	92,000,000	92,000,000
1.239% **, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	15,000,000	15,003,164
1.075% *, 10/23/2017	12,500,000	12,469,451
1.275% **, 1/11/2018	24,500,000	24,534,894
		2,115,468,340
U.S. Treasury Obligations 8.1%
U.S. Treasury Bills:
1.029% *, 11/9/2017	30,000,000	29,915,417
1.153% *, 10/26/2017	40,000,000	39,891,353
1.187% *, 10/26/2017	20,000,000	19,944,076
U.S. Treasury Floating Rate Notes:
1.254% **, 4/30/2019	30,000,000	30,009,830
1.354% **, 10/31/2018	75,000,000	75,164,918
1.358% **, 7/31/2018	20,000,000	20,036,970
1.374% **, 4/30/2018	20,000,000	20,033,070
1.456% **, 1/31/2018	47,500,000	47,553,572
U.S. Treasury Notes:
0.875%, 8/15/2017	45,000,000	45,004,169
0.875%, 10/15/2017	15,000,000	14,998,695
		342,552,070
Total Government & Agency Obligations (Cost $2,458,020,410)		2,458,020,410
Repurchase Agreements 41.1%
Barclays Bank PLC, 1.03%, dated 7/31/2017, to be repurchased at $100,002,861 on 8/1/2017 (a)	100,000,000	100,000,000
BNP Paribas, 1.04%, dated 7/31/2017, to be repurchased at $319,009,216 on 8/1/2017 (b)	319,000,000	319,000,000
BNP Paribas, 1.05%, dated 7/31/2017, to be repurchased at $77,002,246 on 8/1/2017 (c)	77,000,000	77,000,000
BNP Paribas, 1.06%, dated 7/31/2017, to be repurchased at $78,002,297 on 8/1/2017 (d)	78,000,000	78,000,000
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, to be repurchased at $194,005,604 on 8/1/2017 (e)	194,000,000	194,000,000
HSBC Securities, Inc., 1.03%, dated 7/31/2017, to be repurchased at $345,009,871 on 8/1/2017 (f)	345,000,000	345,000,000
JPMorgan Securities, Inc., 1.04%, dated 7/31/2017, to be repurchased at $100,002,889 on 8/1/2017 (g)	100,000,000	100,000,000
JPMorgan Securities, Inc., 1.06%, dated 7/31/2017, to be repurchased at $150,004,417 on 8/1/2017 (h)	150,000,000	150,000,000
Nomura Securities International, 1.06%, dated 7/31/2017, to be repurchased at $200,005,889 on 8/1/2017 (i)	200,000,000	200,000,000
Wells Fargo Bank, 1.06%, dated 7/31/2017, to be repurchased at $175,005,153 on 8/1/2017 (j)	175,000,000	175,000,000
Total Repurchase Agreements (Cost $1,738,000,000)		1,738,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,196,020,410) †	99.2	4,196,020,410
Other Assets and Liabilities, Net	0.8	32,206,702
Net Assets	100.0	4,228,227,112

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
†	The cost for federal income tax purposes was $4,196,020,410.
(a)	Collateralized by $100,820,300 U.S. Treasury Note, 1.875%, maturing on 2/28/2022 with a value of $102,000,076.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
400	U.S. Treasury Bill	Zero Coupon	10/12/2017	399
881,500	U.S. Treasury Bonds	2.875-5.5	8/15/2028-5/15/2047	1,173,744
324,723,700	U.S. Treasury Notes	1.375-2.25	10/31/2022-2/15/2027	324,205,870
Total Collateral Value				325,380,013

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,767,000	Federal Agricultural Mortgage Corp.	1.7	2/28/2019	1,787,811
615,000	Federal National Mortgage Association	0.875-1.875	5/21/2018-9/24/2026	609,723
571,000	Federal National Mortgage Association STRIPS	Zero Coupon	11/15/2030	379,504
56,735,200	U.S. Treasury Bond	3.375	5/15/2044	62,518,890
12,794,300	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2021	13,244,144
Total Collateral Value				78,540,072

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,623,503	Federal National Mortgage Association	3.5-4.5	6/1/2042-4/1/2046	71,047,171
40,325,069	Federal National Mortgage Association- Interest Only	5.5-6.0	8/25/2033-8/25/2054	8,512,729
4,000	FHLMC Multifamily Structured Pass-Through Certificates	0.376	3/25/2025	101
Total Collateral Value				79,560,001

(e)	Collateralized by $197,922,800 U.S. Treasury Notes, with the various coupon rates from 1.375-3.375%, with various maturity dates of 11/15/2019-8/31/2023 with a value of $197,880,088.
(f)	Collateralized by $665,053,125 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2037-5/15/2040 with a value of $351,900,417.
(g)	Collateralized by $99,501,000 U.S. Treasury Inflation-Indexed Notes, with the various coupon rates from 0.25-0.375%, with various maturity dates of 1/15/2025-7/15/2025 with a value of $102,001,727.
(h)	Collateralized by $142,570,675 Federal National Mortgage Association, with the various coupon rates from 4.0-4.5%, with various maturity dates of 7/1/2047-8/1/2047 with a value of $153,001,231.
(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
102,566,535	Federal Home Loan Mortgage Corp.	2.878-6.0	5/1/2018-10/1/2044	108,582,768
29,619,241	Federal National Mortgage Association	2.3-6.0	12/1/2017-6/1/2047	30,398,642
54,637,287	Government National Mortgage Association	3.5-4.5	8/15/2040-7/20/2047	58,055,216
5,023,000	Tennessee Valley Authority	5-25-5.88	4/1/2036-9/15/2039	6,963,331
43	U.S. Treasury STRIPS	Zero Coupon	1/31/2018	43
Total Collateral Value				204,000,000

(j) Collateralized by $172,621,102 Federal Home Loan Mortgage Corp., 3.5%, maturing on 7/1/2047 with a value of $178,500,001.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (k)	$—	$2,458,020,410	$—	$2,458,020,410
Repurchase Agreements	—	1,738,000,000	—	1,738,000,000
Total	$—	$4,196,020,410	$—	$4,196,020,410

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(k)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017